Investment Risks	Dec. 18, 2025
Invesco Premier Portfolio - Investor Class | Invesco Premier Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, loss of money is a risk of investing.
Invesco Premier Portfolio - Investor Class | Invesco Premier Portfolio | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Invesco Premier Portfolio - Investor Class | Invesco Premier Portfolio | Risk Money Market Fund May Impose Fees or Suspend Sales [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may impose a fee upon the sale of your shares.
Invesco Premier Portfolio - Investor Class | Invesco Premier Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]
Risk [Text Block]	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Invesco Premier Portfolio - Investor Class | Invesco Premier Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 per share at any time, including during periods of market stress.
Invesco Premier Portfolio - Investor Class | Invesco Premier Portfolio | Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Money Market Fund Risk. You could lose money investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 per share at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Invesco Premier Portfolio - Investor Class | Invesco Premier Portfolio | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Fund’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.

Invesco Premier Portfolio - Investor Class | Invesco Premier Portfolio | Changing Fixed Income Market Conditions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s transaction costs.

Invesco Premier Portfolio - Investor Class | Invesco Premier Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer. These market conditions may include real or perceived adverse economic conditions, changes in trade regulation or economic sanctions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally, among others. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Invesco Premier Portfolio - Investor Class | Invesco Premier Portfolio | Banking and Financial Services Industry Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.

Invesco Premier Portfolio - Investor Class | Invesco Premier Portfolio | Foreign Securities and Credit Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

Invesco Premier Portfolio - Investor Class | Invesco Premier Portfolio | Restricted Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Restricted Securities Risk. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities and such securities may be difficult to value and may have significant volatility.

Invesco Premier Portfolio - Investor Class | Invesco Premier Portfolio | Rule 144A Securities and Other Exempt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Rule 144A Securities and Other Exempt Securities Risk. The market for Rule 144A and other securities exempt from certain registration requirements may be less active than the market for publicly-traded securities. Rule 144A and other exempt securities, while initially privately placed, carry the risk that their liquidity may become impaired and the Fund may be unable to dispose of the securities at a desirable time or price.

Invesco Premier Portfolio - Investor Class | Invesco Premier Portfolio | Repurchase Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Repurchase Agreements Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. government securities.

Invesco Premier Portfolio - Investor Class | Invesco Premier Portfolio | U.S. Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Obligations Risk. U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. government to pay its obligations. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Invesco Premier Portfolio - Investor Class | Invesco Premier Portfolio | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Invesco Premier Portfolio - Investor Class | Invesco Premier Portfolio | Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.

Invesco Premier Portfolio - Investor Class | Invesco Premier Portfolio | Variable-Rate Demand Notes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Variable-Rate Demand Notes Risk. There may not be an active secondary market with respect to particular variable and floating rate instruments in which the Fund invests, which could make it difficult to dispose of these instruments during periods that the Fund is not entitled to exercise its demand rights or if the issuer and/or remarketing agent defaulted on its payment obligation. This could cause the Fund to suffer a loss with respect to such instruments.

Invesco Premier Portfolio - Investor Class | Invesco Premier Portfolio | Environmental, Social and Governance (ESG) Considerations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations that may be assessed as part of a credit research process may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. Information used to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers. There is no guarantee that the incorporation of ESG considerations will be additive to the Fund’s performance.

Invesco Premier Portfolio - Investor Class | Invesco Premier Portfolio | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Fund is actively managed and depends heavily on the Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser's investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

Invesco Premier U.S. Government Money Portfolio - Investor Class | Invesco Premier U.S. Government Money Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, loss of money is a risk of investing.
Invesco Premier U.S. Government Money Portfolio - Investor Class | Invesco Premier U.S. Government Money Portfolio | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Invesco Premier U.S. Government Money Portfolio - Investor Class | Invesco Premier U.S. Government Money Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]
Risk [Text Block]	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Invesco Premier U.S. Government Money Portfolio - Investor Class | Invesco Premier U.S. Government Money Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time, including during periods of market stress.
Invesco Premier U.S. Government Money Portfolio - Investor Class | Invesco Premier U.S. Government Money Portfolio | Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Money Market Fund Risk. You could lose money investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Invesco Premier U.S. Government Money Portfolio - Investor Class | Invesco Premier U.S. Government Money Portfolio | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Fund’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.

Invesco Premier U.S. Government Money Portfolio - Investor Class | Invesco Premier U.S. Government Money Portfolio | Changing Fixed Income Market Conditions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s transaction costs.

Invesco Premier U.S. Government Money Portfolio - Investor Class | Invesco Premier U.S. Government Money Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer. These market conditions may include real or perceived adverse economic conditions, changes in trade regulation or economic sanctions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally, among others. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Invesco Premier U.S. Government Money Portfolio - Investor Class | Invesco Premier U.S. Government Money Portfolio | Repurchase Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Repurchase Agreements Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.

Invesco Premier U.S. Government Money Portfolio - Investor Class | Invesco Premier U.S. Government Money Portfolio | U.S. Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Obligations Risk. U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. government to pay its obligations. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Invesco Premier U.S. Government Money Portfolio - Investor Class | Invesco Premier U.S. Government Money Portfolio | Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.

Invesco Premier U.S. Government Money Portfolio - Investor Class | Invesco Premier U.S. Government Money Portfolio | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Fund is actively managed and depends heavily on the Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser's investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

Invesco Premier Portfolio - Institutional Class | Invesco Premier Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, loss of money is a risk of investing.
Invesco Premier Portfolio - Institutional Class | Invesco Premier Portfolio | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Invesco Premier Portfolio - Institutional Class | Invesco Premier Portfolio | Risk Money Market Fund May Impose Fees or Suspend Sales [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may impose a fee upon the sale of your shares.
Invesco Premier Portfolio - Institutional Class | Invesco Premier Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]
Risk [Text Block]	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Invesco Premier Portfolio - Institutional Class | Invesco Premier Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 per share at any time, including during periods of market stress.
Invesco Premier Portfolio - Institutional Class | Invesco Premier Portfolio | Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Money Market Fund Risk. You could lose money investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 per share at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Invesco Premier Portfolio - Institutional Class | Invesco Premier Portfolio | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Fund’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.

Invesco Premier Portfolio - Institutional Class | Invesco Premier Portfolio | Changing Fixed Income Market Conditions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s transaction costs.

Invesco Premier Portfolio - Institutional Class | Invesco Premier Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer. These market conditions may include real or perceived adverse economic conditions, changes in trade regulation or economic sanctions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally, among others. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Invesco Premier Portfolio - Institutional Class | Invesco Premier Portfolio | Banking and Financial Services Industry Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.

Invesco Premier Portfolio - Institutional Class | Invesco Premier Portfolio | Foreign Securities and Credit Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

Invesco Premier Portfolio - Institutional Class | Invesco Premier Portfolio | Restricted Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Restricted Securities Risk. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities and such securities may be difficult to value and may have significant volatility.

Invesco Premier Portfolio - Institutional Class | Invesco Premier Portfolio | Rule 144A Securities and Other Exempt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Rule 144A Securities and Other Exempt Securities Risk. The market for Rule 144A and other securities exempt from certain registration requirements may be less active than the market for publicly-traded securities. Rule 144A and other exempt securities, while initially privately placed, carry the risk that their liquidity may become impaired and the Fund may be unable to dispose of the securities at a desirable time or price.

Invesco Premier Portfolio - Institutional Class | Invesco Premier Portfolio | Repurchase Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Repurchase Agreements Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. government securities.

Invesco Premier Portfolio - Institutional Class | Invesco Premier Portfolio | U.S. Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Obligations Risk. U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. government to pay its obligations. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Invesco Premier Portfolio - Institutional Class | Invesco Premier Portfolio | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Invesco Premier Portfolio - Institutional Class | Invesco Premier Portfolio | Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.

Invesco Premier Portfolio - Institutional Class | Invesco Premier Portfolio | Variable-Rate Demand Notes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Variable-Rate Demand Notes Risk. There may not be an active secondary market with respect to particular variable and floating rate instruments in which the Fund invests, which could make it difficult to dispose of these instruments during periods that the Fund is not entitled to exercise its demand rights or if the issuer and/or remarketing agent defaulted on its payment obligation. This could cause the Fund to suffer a loss with respect to such instruments.

Invesco Premier Portfolio - Institutional Class | Invesco Premier Portfolio | Environmental, Social and Governance (ESG) Considerations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations that may be assessed as part of a credit research process may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. Information used to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers. There is no guarantee that the incorporation of ESG considerations will be additive to the Fund’s performance.

Invesco Premier Portfolio - Institutional Class | Invesco Premier Portfolio | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Fund is actively managed and depends heavily on the Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser's investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

Invesco Premier U.S. Government Money Portfolio - Institutional Class | Invesco Premier U.S. Government Money Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, loss of money is a risk of investing.
Invesco Premier U.S. Government Money Portfolio - Institutional Class | Invesco Premier U.S. Government Money Portfolio | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Invesco Premier U.S. Government Money Portfolio - Institutional Class | Invesco Premier U.S. Government Money Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]
Risk [Text Block]	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Invesco Premier U.S. Government Money Portfolio - Institutional Class | Invesco Premier U.S. Government Money Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time, including during periods of market stress.
Invesco Premier U.S. Government Money Portfolio - Institutional Class | Invesco Premier U.S. Government Money Portfolio | Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Money Market Fund Risk. You could lose money investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Invesco Premier U.S. Government Money Portfolio - Institutional Class | Invesco Premier U.S. Government Money Portfolio | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Fund’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.

Invesco Premier U.S. Government Money Portfolio - Institutional Class | Invesco Premier U.S. Government Money Portfolio | Changing Fixed Income Market Conditions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s transaction costs.

Invesco Premier U.S. Government Money Portfolio - Institutional Class | Invesco Premier U.S. Government Money Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer. These market conditions may include real or perceived adverse economic conditions, changes in trade regulation or economic sanctions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally, among others. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Invesco Premier U.S. Government Money Portfolio - Institutional Class | Invesco Premier U.S. Government Money Portfolio | Repurchase Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Repurchase Agreements Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.

Invesco Premier U.S. Government Money Portfolio - Institutional Class | Invesco Premier U.S. Government Money Portfolio | U.S. Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Obligations Risk. U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. government to pay its obligations. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Invesco Premier U.S. Government Money Portfolio - Institutional Class | Invesco Premier U.S. Government Money Portfolio | Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.

Invesco Premier U.S. Government Money Portfolio - Institutional Class | Invesco Premier U.S. Government Money Portfolio | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Fund is actively managed and depends heavily on the Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser's investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

Invesco Premier Portfolio - Personal Investment Class | Invesco Premier Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, loss of money is a risk of investing.
Invesco Premier Portfolio - Personal Investment Class | Invesco Premier Portfolio | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Invesco Premier Portfolio - Personal Investment Class | Invesco Premier Portfolio | Risk Money Market Fund May Impose Fees or Suspend Sales [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may impose a fee upon the sale of your shares.
Invesco Premier Portfolio - Personal Investment Class | Invesco Premier Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]
Risk [Text Block]	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Invesco Premier Portfolio - Personal Investment Class | Invesco Premier Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 per share at any time, including during periods of market stress.
Invesco Premier Portfolio - Personal Investment Class | Invesco Premier Portfolio | Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Money Market Fund Risk. You could lose money investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 per share at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Invesco Premier Portfolio - Personal Investment Class | Invesco Premier Portfolio | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Fund’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.

Invesco Premier Portfolio - Personal Investment Class | Invesco Premier Portfolio | Changing Fixed Income Market Conditions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s transaction costs.

Invesco Premier Portfolio - Personal Investment Class | Invesco Premier Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer. These market conditions may include real or perceived adverse economic conditions, changes in trade regulation or economic sanctions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally, among others. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Invesco Premier Portfolio - Personal Investment Class | Invesco Premier Portfolio | Banking and Financial Services Industry Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.

Invesco Premier Portfolio - Personal Investment Class | Invesco Premier Portfolio | Foreign Securities and Credit Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

Invesco Premier Portfolio - Personal Investment Class | Invesco Premier Portfolio | Restricted Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Restricted Securities Risk. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities and such securities may be difficult to value and may have significant volatility.

Invesco Premier Portfolio - Personal Investment Class | Invesco Premier Portfolio | Rule 144A Securities and Other Exempt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Rule 144A Securities and Other Exempt Securities Risk. The market for Rule 144A and other securities exempt from certain registration requirements may be less active than the market for publicly-traded securities. Rule 144A and other exempt securities, while initially privately placed, carry the risk that their liquidity may become impaired and the Fund may be unable to dispose of the securities at a desirable time or price.

Invesco Premier Portfolio - Personal Investment Class | Invesco Premier Portfolio | Repurchase Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Repurchase Agreements Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. government securities.

Invesco Premier Portfolio - Personal Investment Class | Invesco Premier Portfolio | U.S. Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Obligations Risk. U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. government to pay its obligations. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Invesco Premier Portfolio - Personal Investment Class | Invesco Premier Portfolio | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Invesco Premier Portfolio - Personal Investment Class | Invesco Premier Portfolio | Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.

Invesco Premier Portfolio - Personal Investment Class | Invesco Premier Portfolio | Variable-Rate Demand Notes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Variable-Rate Demand Notes Risk. There may not be an active secondary market with respect to particular variable and floating rate instruments in which the Fund invests, which could make it difficult to dispose of these instruments during periods that the Fund is not entitled to exercise its demand rights or if the issuer and/or remarketing agent defaulted on its payment obligation. This could cause the Fund to suffer a loss with respect to such instruments.

Invesco Premier Portfolio - Personal Investment Class | Invesco Premier Portfolio | Environmental, Social and Governance (ESG) Considerations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations that may be assessed as part of a credit research process may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. Information used to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers. There is no guarantee that the incorporation of ESG considerations will be additive to the Fund’s performance.

Invesco Premier Portfolio - Personal Investment Class | Invesco Premier Portfolio | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Fund is actively managed and depends heavily on the Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser's investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

Invesco Premier Portfolio - Private Investment Class | Invesco Premier Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, loss of money is a risk of investing.
Invesco Premier Portfolio - Private Investment Class | Invesco Premier Portfolio | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Invesco Premier Portfolio - Private Investment Class | Invesco Premier Portfolio | Risk Money Market Fund May Impose Fees or Suspend Sales [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may impose a fee upon the sale of your shares.
Invesco Premier Portfolio - Private Investment Class | Invesco Premier Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]
Risk [Text Block]	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Invesco Premier Portfolio - Private Investment Class | Invesco Premier Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 per share at any time, including during periods of market stress.
Invesco Premier Portfolio - Private Investment Class | Invesco Premier Portfolio | Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Money Market Fund Risk. You could lose money investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 per share at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Invesco Premier Portfolio - Private Investment Class | Invesco Premier Portfolio | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Fund’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.

Invesco Premier Portfolio - Private Investment Class | Invesco Premier Portfolio | Changing Fixed Income Market Conditions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s transaction costs.

Invesco Premier Portfolio - Private Investment Class | Invesco Premier Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer. These market conditions may include real or perceived adverse economic conditions, changes in trade regulation or economic sanctions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally, among others. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Invesco Premier Portfolio - Private Investment Class | Invesco Premier Portfolio | Banking and Financial Services Industry Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.

Invesco Premier Portfolio - Private Investment Class | Invesco Premier Portfolio | Foreign Securities and Credit Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

Invesco Premier Portfolio - Private Investment Class | Invesco Premier Portfolio | Restricted Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Restricted Securities Risk. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities and such securities may be difficult to value and may have significant volatility.

Invesco Premier Portfolio - Private Investment Class | Invesco Premier Portfolio | Rule 144A Securities and Other Exempt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Rule 144A Securities and Other Exempt Securities Risk. The market for Rule 144A and other securities exempt from certain registration requirements may be less active than the market for publicly-traded securities. Rule 144A and other exempt securities, while initially privately placed, carry the risk that their liquidity may become impaired and the Fund may be unable to dispose of the securities at a desirable time or price.

Invesco Premier Portfolio - Private Investment Class | Invesco Premier Portfolio | Repurchase Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Repurchase Agreements Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. government securities.

Invesco Premier Portfolio - Private Investment Class | Invesco Premier Portfolio | U.S. Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Obligations Risk. U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. government to pay its obligations. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Invesco Premier Portfolio - Private Investment Class | Invesco Premier Portfolio | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Invesco Premier Portfolio - Private Investment Class | Invesco Premier Portfolio | Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.

Invesco Premier Portfolio - Private Investment Class | Invesco Premier Portfolio | Variable-Rate Demand Notes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Variable-Rate Demand Notes Risk. There may not be an active secondary market with respect to particular variable and floating rate instruments in which the Fund invests, which could make it difficult to dispose of these instruments during periods that the Fund is not entitled to exercise its demand rights or if the issuer and/or remarketing agent defaulted on its payment obligation. This could cause the Fund to suffer a loss with respect to such instruments.

Invesco Premier Portfolio - Private Investment Class | Invesco Premier Portfolio | Environmental, Social and Governance (ESG) Considerations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations that may be assessed as part of a credit research process may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. Information used to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers. There is no guarantee that the incorporation of ESG considerations will be additive to the Fund’s performance.

Invesco Premier Portfolio - Private Investment Class | Invesco Premier Portfolio | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Fund is actively managed and depends heavily on the Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser's investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

Invesco Premier Portfolio - Reserve Class | Invesco Premier Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, loss of money is a risk of investing.
Invesco Premier Portfolio - Reserve Class | Invesco Premier Portfolio | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Invesco Premier Portfolio - Reserve Class | Invesco Premier Portfolio | Risk Money Market Fund May Impose Fees or Suspend Sales [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may impose a fee upon the sale of your shares.
Invesco Premier Portfolio - Reserve Class | Invesco Premier Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]
Risk [Text Block]	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Invesco Premier Portfolio - Reserve Class | Invesco Premier Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 per share at any time, including during periods of market stress.
Invesco Premier Portfolio - Reserve Class | Invesco Premier Portfolio | Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Money Market Fund Risk. You could lose money investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 per share at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Invesco Premier Portfolio - Reserve Class | Invesco Premier Portfolio | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Fund’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.

Invesco Premier Portfolio - Reserve Class | Invesco Premier Portfolio | Changing Fixed Income Market Conditions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s transaction costs.

Invesco Premier Portfolio - Reserve Class | Invesco Premier Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer. These market conditions may include real or perceived adverse economic conditions, changes in trade regulation or economic sanctions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally, among others. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Invesco Premier Portfolio - Reserve Class | Invesco Premier Portfolio | Banking and Financial Services Industry Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.

Invesco Premier Portfolio - Reserve Class | Invesco Premier Portfolio | Foreign Securities and Credit Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

Invesco Premier Portfolio - Reserve Class | Invesco Premier Portfolio | Restricted Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Restricted Securities Risk. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities and such securities may be difficult to value and may have significant volatility.

Invesco Premier Portfolio - Reserve Class | Invesco Premier Portfolio | Rule 144A Securities and Other Exempt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Rule 144A Securities and Other Exempt Securities Risk. The market for Rule 144A and other securities exempt from certain registration requirements may be less active than the market for publicly-traded securities. Rule 144A and other exempt securities, while initially privately placed, carry the risk that their liquidity may become impaired and the Fund may be unable to dispose of the securities at a desirable time or price.

Invesco Premier Portfolio - Reserve Class | Invesco Premier Portfolio | Repurchase Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Repurchase Agreements Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. government securities.

Invesco Premier Portfolio - Reserve Class | Invesco Premier Portfolio | U.S. Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Obligations Risk. U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. government to pay its obligations. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Invesco Premier Portfolio - Reserve Class | Invesco Premier Portfolio | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Invesco Premier Portfolio - Reserve Class | Invesco Premier Portfolio | Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.

Invesco Premier Portfolio - Reserve Class | Invesco Premier Portfolio | Variable-Rate Demand Notes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Variable-Rate Demand Notes Risk. There may not be an active secondary market with respect to particular variable and floating rate instruments in which the Fund invests, which could make it difficult to dispose of these instruments during periods that the Fund is not entitled to exercise its demand rights or if the issuer and/or remarketing agent defaulted on its payment obligation. This could cause the Fund to suffer a loss with respect to such instruments.

Invesco Premier Portfolio - Reserve Class | Invesco Premier Portfolio | Environmental, Social and Governance (ESG) Considerations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations that may be assessed as part of a credit research process may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. Information used to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers. There is no guarantee that the incorporation of ESG considerations will be additive to the Fund’s performance.

Invesco Premier Portfolio - Reserve Class | Invesco Premier Portfolio | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Fund is actively managed and depends heavily on the Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser's investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.

Invesco Premier Portfolio - Resource Class | Invesco Premier Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, loss of money is a risk of investing.
Invesco Premier Portfolio - Resource Class | Invesco Premier Portfolio | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Invesco Premier Portfolio - Resource Class | Invesco Premier Portfolio | Risk Money Market Fund May Impose Fees or Suspend Sales [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may impose a fee upon the sale of your shares.
Invesco Premier Portfolio - Resource Class | Invesco Premier Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]
Risk [Text Block]	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Invesco Premier Portfolio - Resource Class | Invesco Premier Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 per share at any time, including during periods of market stress.
Invesco Premier Portfolio - Resource Class | Invesco Premier Portfolio | Money Market Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Money Market Fund Risk. You could lose money investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a fee upon the sale of your shares. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 per share at any time, including during periods of market stress. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility.

Invesco Premier Portfolio - Resource Class | Invesco Premier Portfolio | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The credit analysis applied to the Fund’s debt securities may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.

Invesco Premier Portfolio - Resource Class | Invesco Premier Portfolio | Changing Fixed Income Market Conditions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Changing Fixed Income Market Conditions Risk. Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets, which could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s transaction costs.

Invesco Premier Portfolio - Resource Class | Invesco Premier Portfolio | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions that are not specifically related to the particular issuer. These market conditions may include real or perceived adverse economic conditions, changes in trade regulation or economic sanctions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability and uncertainty, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism, economic crisis or adverse investor sentiment generally, among others. Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Fund has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.

Invesco Premier Portfolio - Resource Class | Invesco Premier Portfolio | Banking and Financial Services Industry Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Banking and Financial Services Industry Focus Risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to certificates of deposit and time deposits, or securities that may have guarantees or credit and liquidity enhancements provided by banks, insurance companies or other financial institutions. To the extent the Fund focuses its investments in these instruments or securities, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests (directly or indirectly), the supply of short-term financing, changes in government regulation, changes in interest rates, and economic downturns in the United States and abroad.

Invesco Premier Portfolio - Resource Class | Invesco Premier Portfolio | Foreign Securities and Credit Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities and Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest. Furthermore, the Fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

Invesco Premier Portfolio - Resource Class | Invesco Premier Portfolio | Restricted Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Restricted Securities Risk. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security. Transaction costs may be higher for restricted securities and such securities may be difficult to value and may have significant volatility.

Invesco Premier Portfolio - Resource Class | Invesco Premier Portfolio | Rule 144A Securities and Other Exempt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Rule 144A Securities and Other Exempt Securities Risk. The market for Rule 144A and other securities exempt from certain registration requirements may be less active than the market for publicly-traded securities. Rule 144A and other exempt securities, while initially privately placed, carry the risk that their liquidity may become impaired and the Fund may be unable to dispose of the securities at a desirable time or price.

Invesco Premier Portfolio - Resource Class | Invesco Premier Portfolio | Repurchase Agreements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Repurchase Agreements Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. government securities.

Invesco Premier Portfolio - Resource Class | Invesco Premier Portfolio | U.S. Government Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Obligations Risk. U.S. government securities include securities that are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury securities are backed by the “full faith and credit” of the United States, which may be negatively affected by an actual or threatened failure of the U.S. government to pay its obligations. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

Invesco Premier Portfolio - Resource Class | Invesco Premier Portfolio | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Invesco Premier Portfolio - Resource Class | Invesco Premier Portfolio | Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.

Invesco Premier Portfolio - Resource Class | Invesco Premier Portfolio | Variable-Rate Demand Notes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Variable-Rate Demand Notes Risk. There may not be an active secondary market with respect to particular variable and floating rate instruments in which the Fund invests, which could make it difficult to dispose of these instruments during periods that the Fund is not entitled to exercise its demand rights or if the issuer and/or remarketing agent defaulted on its payment obligation. This could cause the Fund to suffer a loss with respect to such instruments.

Invesco Premier Portfolio - Resource Class | Invesco Premier Portfolio | Environmental, Social and Governance (ESG) Considerations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations that may be assessed as part of a credit research process may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment, and not every investment or issuer may be evaluated for ESG considerations. Information used to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers. There is no guarantee that the incorporation of ESG considerations will be additive to the Fund’s performance.

Invesco Premier Portfolio - Resource Class | Invesco Premier Portfolio | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Fund is actively managed and depends heavily on the Adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser's investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.